Material Accounting Policy Information	12 Months Ended
Mar. 31, 2026
Material Accounting Policy Information
Material Accounting Policy Information

3.	Material Accounting Policy Information

Basis of accounting

The financial statements of the Group have been prepared under the historical cost unless otherwise indicated in the material accounting policy information below.

Functional and presentation currency

The functional currency of the Group is Ringgit Malaysia (“RM”), which represents the currency of the primary economic environment in which the Group’s daily operations are conducted. The consolidated financial statements are presented in United States Dollars (“USD”), which is the presentation currency of the Public Limited Company.

In preparing the consolidated financial statements, the financial results and financial position of the operating subsidiaries are translated from RM into USD using the following procedures in accordance with International Accounting Standards (IAS 21). Under this translation methodology, all assets and liabilities in the Consolidated Statement of Financial Position are translated at the closing spot exchange rate prevailing at the end of the reporting period, which was RM4.0453 to USD1.00 as of March 31, 2026, RM4.4320 to USD1.00 as of March 31, 2025 and RM4,7285 to USD1.00 as of March 31, 2024. Conversely, all income, expenses and cash flows in the Consolidated Statement of Profit or Loss and Other Comprehensive Income and the Consolidated Statement of Cash Flows are translated at the weighted average exchange rates prevailing during each respective financial year, which approximate the exchange rates on the transaction dates. Share capital and other equity reserves are translated using historical exchange rates at the exact date the transactions occurred.

All resulting exchange differences arising from this translation are recognised directly in Other Comprehensive Income and are accumulated within the Foreign Translation Reserve in the equity section of the Consolidated Statement of Financial Position. No representation is made that the RM amounts could have been, or could be, converted, realised, or settled into USD at these specified rates or at any other rate.

Basis of consolidation

The Group adopts the merger method of accounting for consolidation.

A business combination involving entities under common control is a business combination in which all the combined subsidiary companies are ultimately controlled by the same party and parties both before and after the business combination, and that control is not transitory. Under the merger method of accounting, the results of subsidiary companies are presented as if the business combination had been affected throughout the current and previous financial years. The combined assets and liabilities are accounted for based on the carrying amounts from the perspective of the common control shareholder at the date of transfer. On consolidation, the difference between the carrying value of the investment in subsidiary companies and the share capital of the Group’s subsidiary companies is taken to merger reserve.

Non-controlling interests

At the acquisition date, components of non-controlling interests of the Group are measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable assets.

3.	Material Accounting Policy Information (Cont’d)

Investment in associates

Investment in associates is accounted for in the consolidated financial statements of the Group using the equity method.

Warrant liability

Warrant liability is initially recognised at fair value on the date of issuance and are subsequently remeasured to their fair value at the end of each reporting period. Gains or losses arising from changes in the fair value of warrant liability is recognised in the statement of profit or loss and other comprehensive income

Revenue

Revenue is recognised at a point in time when they transfer control over a product or service to a customer and satisfy their performance obligation to a customer. Where applicable, rebates and discounts to customers are accounted as net of revenue according to contract. The revenue is recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The Group recognises revenue from the following major sources:

(a)	Cellular therapy

Cellular therapy uses living cells to treat diseases by repairing damaged tissues, replacing lost cells, or boosting the body’s ability to fight illness.

Revenue is recognised at a point in time when the services have been rendered to the customers and coincide with the delivery of services and acceptance by customers.

(b)	Medical testing, laboratory and aesthetics beauty services

Medical testing, laboratory, and aesthetics beauty services cover a variety of procedures for health assessment and cosmetic enhancement.

Included in aesthetics beauty services are hair implant services, whereby, the revenue recognised are based on profit sharing basis as agreed with another counterparty.

Principal versus agent

When another party is involved in providing services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified services itself (i.e. the Group is a principal) or to arrange for those services to be provided by the other party (i.e. the Group is an agent).

The Group is classified as a principal when it controls the specified service before it is transferred to the customer. This control implies that the Group is responsible for fulfilling the service and bears the associated risks and rewards. Conversely, the Group is an agent if its obligation is to arrange for the service to be provided by another party without controlling it before transfer. In this case, the Group recognises revenue as a fee or commission for facilitating the service.

For hair implant services, the Group exercises control over the delivery of the service before it is transferred to the customer. Consequently, the Group acts as a principal for these services and recognised revenue on a gross basis based on the total amount charged to the customer.

Revenue is recognised at a point in time when the procedure is completed and accepted by the customer.

3.	Material Accounting Policy Information (Cont’d)

Revenue (Cont’d)

The Group recognises revenue from the following major sources: (Cont’d)

(c)	Consultation fee

Consultation fee is the charge imposed by a doctor for providing medical advice, diagnosis, and treatment recommendations during a patient visit. This fee covers the time and expertise of the healthcare professional. Revenue from consultation fees is recognised at a point in time when the medical consultation service is fully rendered to the patient.

(d)	Sale of medicine and healthcare product

The sale of medicine and healthcare products involves distributing pharmaceuticals and wellness items to improve health, with strict regulations to ensure safety and effectiveness.

Revenue is recognised at a point in time when control of the goods is transferred to the customer, which typically occurs upon delivery and acceptance of the products at the clinic or wellness center.

Property, plant and equipment

Property, plant and equipment are measured at cost less any accumulated depreciation and accumulated impairment losses.

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual depreciation rates:

Furniture and fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%

Leases

Lessee accounting

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. Right-of-use assets are initially measured at cost less any accumulated amortisation and accumulated impairment losses, and adjusted for any remeasurement of the lease liabilities. Amortisation is computed on the straight-line basis over the lease period.

The lease liabilities are initially measured at the present value of the lease payments that are paid at commencement date, discounted using the interest rate implicit in the lease contract. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

3.	Material Accounting Policy Information (Cont’d)

Leases (Cont’d)

Lessee accounting (Cont’d)

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Group recognises the lease payments associated with these leases as an operating expense on a straight-line basis over the lease term.

Inventories

Inventories are stated at lower of cost or net realisable value. Cost of inventories comprises the original cost of purchase plus incidental costs incurred in bringing the inventories to their present location, and accounted for on a first-in, first-out basis.

Financial instruments

A financial instrument is any contract that give rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets at amortised cost

The Group’s financial assets at amortised cost include trade and other receivables, amount due from associates and cash and cash equivalents.

Financial assets designated at fair value through other comprehensive income

The Group elected to classify irrevocably other investments under financial assets designated at fair value through other comprehensive income (equity instruments).

Financial liabilities at amortised cost

The Group’s financial liabilities at amortised cost include trade and other payables, amounts due to directors/associates.

Financial liabilities designated at fair value through profit or loss

The Group’s financial liabilities at fair value through profit or loss include only warrant liability.

Impairment of financial assets

The Group recognises an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVTPL.

Impairment for other receivables of the Group are recognised based on the general approach using the forward-looking ECL model. Impairment for trade receivables of the Group are recognised based on the simplified approach.

Impairment of non-financial assets

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash-generating unit.

An impairment loss is recognised if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment loss is recognised in profit or loss.

3.	Material Accounting Policy Information (Cont’d)

Impairment of non-financial assets (Cont’d)

Impairment losses recognised in prior periods are assessed at the end of each reporting period for any indications that the loss has decreased or no longer exists. An impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount since the last impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortisation, had no impairment loss been recognised for asset in prior financial years. Such reversal is recognised in the profit or loss.

Segments reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments and make overall strategic decisions. The Group’s operating segments are organised and managed separately according to the nature of the products and services provided, with each segment representing a strategic business unit that offers different products and serves different markets.

Intangible assets

The Group’s intangible assets comprise trademark, patent, and technical know-how related to Stem Cell Cultivation. These intangible assets were acquired and initially recognised at their respective purchase costs, in accordance with IFRS 38. The Group amortises the intangible assets over their estimated useful lives on a systematic basis, reflecting the pattern in which the economic benefits are expected to be consumed. The Group also assesses the intangible assets for impairment annually, or whenever there are indicators that the carrying amounts may not be recoverable.

Trademark

Trademark costs are capitalised as intangible assets when they meet the recognition criteria under IFRS 138. The trademark supports the branding and marketing of the Group’s stem cell products, contributing to future economic benefits through product recognition and market positioning. Management assesses the assets for impairment indicators annually or when events suggest the carrying amount may not be recoverable. The estimated useful lives of trade mark are 10 years.

Patent

Patent expenditures are recognised as intangible assets when it is demonstrable that the patent will generate probable future economic benefits, either through product protection, commercialisation, or licensing. The risk of impairment is considered in relation to changes in technology, regulatory environment, or market demand, with impairment reviews performed when such indicators arise. The estimated useful lives of patent are 6.25 years.

Technical Know-How Stem Cell Cultivation

Technical know-how related to the stem cell cultivation process is capitalised when development expenditures meet the recognition requirements under MFRS 138, including technical feasibility and reliable measurement. The know-how provides economic benefits through improved production efficiency and proprietary processes. Due to the evolving nature of biotechnology, there is an inherent risk of impairment, which is assessed regularly based on commercial viability and continued relevance of the processes. The estimated useful lives of technical know-how stem cell cultivation are 5 years.